PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 20,926	$ 15,696
Accumulated depreciation	15,312	12,418
Depreciated cost	5,614	3,278
Installed products [Member]
Property, Plant and Equipment [Line Items]
Cost	9,323	5,743
Accumulated depreciation	5,912	4,173
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	5,550	4,468
Accumulated depreciation	3,981	3,186
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,205	882
Accumulated depreciation	994	776
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	339	203
Accumulated depreciation	175	93
Network installation [Member]
Property, Plant and Equipment [Line Items]
Cost	3,839	3,829
Accumulated depreciation	3,826	3,773
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	670	571
Accumulated depreciation	$ 424	$ 417